UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2007



                          Check here if Amendment [X]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 11, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON MAY 11, 2007, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD")
REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON MARCH 31, 2007 TO THE SECURITIES AND EXCHANGE COMMISSION.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Member, General Partner

       of Wynnefield Capital, Inc.

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  May 15, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 1

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 201,248,000



List of Other Included Managers:



No.	Name					Form 13F File Number

1	Wynnefield Capital, Inc.		28-7006



-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  -------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC   COM       004631107   15012     2633637    SH          OTHER     FILER+NO.1    2633637
ALLIED DEFENSE GRP INC   COM       019118108   4473      523205     SH          OTHER     FILER+NO.1    523205
AMPAL-AMER ISRAEL CORP   CL A      032015109   1102      249857     SH          OTHER     FILER+NO.1    249857
AVALON HOLDINGS CORP     CL A      05343P109   94        11700      SH          OTHER     FILER+NO.1    11700
BEXIL CORP               COM       088577101   456       13900      SH          OTHER     FILER+NO.1    13900
BREEZE EASTERN CORP      COM       106764103   7164      702390     SH          OTHER     FILER+NO.1    702390
CAGLES INC               CL A      127703106   1535      207400     SH          OTHER     FILER+NO.1    207400
CAL MAINE FOODS INC      COM NEW   128030202   1688      125500     SH          OTHER     FILER+NO.1    125500
CANADIAN SUPERIOR        COM       136644101   278       110900     SH          OTHER     FILER+NO.1    110900
ENERGY INC
CAPSTEAD MTG CORP        COM       14067E5O6   150       15000      SH          OTHER     FILER+NO.1    15000
COMM VEHICLE GRP INC     COM       202608105   7033      341389     SH          OTHER     FILER+NO.1    341389
CORNELL COMPANIES INC    COM       219141108   28759     1422290    SH          OTHER     FILER+NO.1    1422290
CORRIENTE RESOURCES INC  COM       22027E102   145       50000      SH          OTHER     FILER+NO.1    50000
CRONOS GRP S A           SHS       L20708100   5411      348222     SH          OTHER     FILER+NO.1    348222
DEVCON INT'L CORP        COM       251588109   368       75000      SH          OTHER     FILER+NO.1    75000
GAMMON LAKE RSRCS INC    COM       364915108   176       10000      SH          OTHER     FILER+NO.1    10000
GOLD FIELDS LTD NEW      SPNSD     38059T106   1294      70000      SH          OTHER     FILER+NO.1    70000
                         ADR
GOLDCORP INC             COM       38059T106   2162      90000      SH          OTHER     FILER+NO.1    90000
GOLDEN ENTERPRISES INC   COM       380956409   50        16200      SH          OTHER     FILER+NO.1    16200
GOLDLEAF FINANCIAL       COM NEW   38144H208   4629      703000     SH          OTHER     FILER+NO.1    703000
SOLUTIONS INC
HILL INTERNATIONAL INC   COM       431466101   711       99900      SH          OTHER     FILER+NO.1    99900
HOLLYWOOD MEDIA CORP     COM       436233100   106       24200      SH          OTHER     FILER+NO.1    24200
HUTCHINSON TECH INC      COM       448407106   717       30702      SH          OTHER     FILER+NO.1    30702
I-MANY INC               COM       44973Q103   199       100000     SH          OTHER     FILER+NO.1    100000
KINDRED HEALTHCARE INC   COM       494580103   333       10150      SH          OTHER     FILER+NO.1    10150
KMG CHEMICALS INC        COM       482564101   2957      251200     SH          OTHER     FILER+NO.1    251200
LAYNE CHRISTENSON CO     COM       521050104   20041     550280     SH          OTHER     FILER+NO.1    550280
LIBERTY GLOBAL INC       COM SER A 530555101   395       11995      SH          OTHER     FILER+NO.1    11995
LIBERTY GLOBAL INC       COM SER C 530555309   374       12204      SH          OTHER     FILER+NO.1    12204
MCMORAN EXPLORATION      COM       582411104   137       10000      SH          OTHER     FILER+NO.1    10000
CO
MOUNTAIN PROVINCE       COM NEW    62426E402   183       50000      SH          OTHER     FILER+NO.1    50000
DIAMONDS INC.
MVC CAPITAL INC          COM       553829102   20854     1332500    SH          OTHER     FILER+NO.1    1332500
NAPCO SECURITY           COM       630402105   230       43398      SH          OTHER     FILER+NO.1    43398
SYSTEMS INC
NEOMAGIC CORP            COM NEW   640497202   97        30000      SH          OTHER     FILER+NO.1    30000
NEVADA GOLD &            COM       64126Q206   2566      1276390    SH          OTHER     FILER+NO.1    1276390
CASINOS INC
NEVSUN RESOURCES LTD     COM       64156L101   68        32500      SH          OTHER     FILER+NO.1    32500
NEWCASTLE INVSTMT CORP   COM       65105M108   277       10000      SH          OTHER     FILER+NO.1    10000
NOBEL LEARNING           COM       654889104   16676     1086400    SH          OTHER     FILER+NO.1    1086400
COMMUNITIES INC
POLYMET MINING CORP      COM       731916102    122      40870      SH          OTHER     FILER+NO.1    40870
PSB BANCORP, INC         COM       693604100    200      12000      SH          OTHER     FILER+NO.1    12000
RCM TECHNOLOGIES INC     COM       749360400    2852     400000     SH          OTHER     FILER+NO.1    400000
REFAC OPTICAL GRP        COM       758960108    123      20589      SH          OTHER     FILER+NO.1    20589
ROTECH HEALTHCARE INC    COM       778669101    2993     1750490    SH          OTHER     FILER+NO.1    1750490
SEQUA CORPORATION        CL A      817320104    35679    297900     SH          OTHER     FILER+NO.1    297900
SEQUA CORPORATION        CL B      817320203    908      7500       SH          OTHER     FILER+NO.1    7500
SIRVA INC                COM       82967Y104    179      50000      SH          OTHER     FILER+NO.1    50000
SUMTOTAL SYSTEMS INC     COM       866615107    80       10000      SH          OTHER     FILER+NO.1    10000
TASTY BAKING CO          COM       876553306    931      106500     SH          OTHER     FILER+NO.1    106500
TEAMSTAFF INC            COM NEW   87815U204    2385     2020990    SH          OTHER     FILER+NO.1    2020990
TERRA INDUSTRIES INC     COM       880915103    3500     200000     SH          OTHER     FILER+NO.1    200000
W&T OFFSHORE INC         COM       92922P106    217      7500       SH          OTHER     FILER+NO.1    7500
WELLSFORD REAL           COM       950240200    1961     250900     SH          OTHER     FILER+NO.1    250900
PROPERTIES INC
WILSHIRE                 COM       971889100    73       15000      SH          OTHER     FILER+NO.1    15000
ENTERPRISES INC
WINTHROP REALTY TRUST    SH BEN    976391102    245      36991      SH          OTHER     FILER+NO.1    36991
                         INT








==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes